PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution 2070 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9.7%
3,864  Vanguard FTSE
Developed Markets
ETF
$ 231,531
7.2
887  Vanguard FTSE
Emerging Markets ETF
48,057
1.5
551  Vanguard Long-Term
Treasury ETF
31,330
1.0
Total Exchange-Traded
Funds
(Cost $299,886)
310,918
9.7
MUTUAL FUNDS : 90.2%
Affiliated Investment Companies : 90.2%
21,860  Voya Large Cap Value
Portfolio - Class R6
126,134
3.9
13,725  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
168,812
5.2
44,671  Voya Multi-Manager
International Equity
Fund - Class I
561,068
17.5
10,412  Voya Multi-Manager
Mid Cap Value Fund
- Class I
102,768
3.2
1,514  Voya Russell
TM
Large
Cap Growth Index
- Class I
129,396
4.0
734  Voya Small Cap
Growth Fund - Class
R6
34,335
1.1
4,204  Voya Small Company
Fund - Class R6
66,331
2.1
57,336  Voya U.S. Stock Index
Portfolio - Class I
1,193,725
37.2
4,704  VY
®
Invesco Comstock
Portfolio - Class I
96,197
3.0
8,744  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
234,872
7.3
7,603  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
86,748
2.7
1,045  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
95,976
3.0
Total Mutual Funds
(Cost $2,777,567)
2,896,362
90.2
Total Long-Term
Investments
(Cost $3,077,453)
3,207,280
99.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.1%
Mutual Funds : 0.1%
3,818
(1)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
$ 3,818
0.1
Total Short-Term
Investments
(Cost $3,818)
3,818
0.1
Total Investments in
Securities
(Cost $3,081,271) $ 3,211,098 100.0
Liabilities in Excess
of Other Assets (1,401) 0.0
Net Assets $ 3,209,697 100.0
(1)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution 2070 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 310,918 $ — $ — $ 310,918
Mutual Funds 2,896,362 — — 2,896,362
Short-Term Investments 3,818 — — 3,818
Total Investments, at fair value $ 3,211,098 $ — $ — $ 3,211,098
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 8/08/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Large Cap Value Portfolio -
Class R6
$ — $ 123,184 $ (34) $ 2,984 $ 126,134 $ — $ 1 $ —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
— 155,175 (57) 13,694 168,812 — 1 —
Voya Multi-Manager International
Equity Fund - Class I
— 544,904 (220) 16,384 561,068 — 1 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
— 100,186 (28) 2,610 102,768 — 1 —
Voya Russell
TM
Large Cap Growth
Index - Class I
— 153,186 (30,640) 6,850 129,396 — (409) —
Voya Small Cap Growth Fund -
Class R6
— 30,795 (8) 3,548 34,335 — 1 —
Voya Small Company Fund - Class
R6
— 61,592 (17) 4,756 66,331 — 1 —
Voya U.S. Stock Index Portfolio -
Class I
— 1,140,004 (850) 54,571 1,193,725 — 5 —
VY
®
Invesco Comstock Portfolio -
Class I
— 92,389 (26) 3,834 96,197 — 1 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
— 230,972 (66) 3,966 234,872 — — —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
— 84,787 (23) 1,984 86,748 — 1 —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
— 92,389 (27) 3,614 95,976 — — —
$ — $ 2,809,563 $ (31,996) $ 118,795 $ 2,896,362 $ — $ (396) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 129,827
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 129,827